Fair Value Measurements (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 2,323,923	$ 536,300	$ 14,301,100
Fair value assets level 1 to level 2 transfers		0	0
Fair value assets level 2 to level 1 transfers		0	0
Fair value assets transferred into (out of) level 3	0	0
Level 1
Assets:
Investments held in Trust Account			483,012,312
Level 1 | Money Market Funds [Member]
Assets:
Investments held in Trust Account		487,268,822
Level 1 | Public Warrant
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	1,255,800	289,800	7,728,000
Level 3 | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 1,068,123	$ 246,500	$ 6,573,100